Document And Entity Information	Oct. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2022
Entity Registrant Name	ROCKET LAB USA, INC.
Entity Central Index Key	0001819994
Entity Emerging Growth Company	true
Securities Act File Number	001-39560
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1550340
Entity Address, Address Line One	3881 McGowen Street
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90808
City Area Code	714
Local Phone Number	465-5737
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RKLB
Security Exchange Name	NASDAQ